Condensed Interim Statements of Changes in Equity (Unaudited) (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Ordinary Shares [Member]
Statement Line Items [Line Items]
Shares and warrants issuance costs	$ 1,775